Leases - Supplemental Lease Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
ROU assets obtained in exchange for new operating lease liabilities	$ 48,807	$ 21,853
Weighted-average remaining lease term – operating leases	8 years 6 months 7 days	10 years 1 month 28 days
Weighted-average discount rate – operating leases	6.54%	5.86%